Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Subsequent Events

18. Subsequent Events

The Company has evaluated all events occurring through the date on which the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

12. Subsequent Events

The Company has evaluated all events occurring through May 12, 2023, the date on which the financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except for the ones described below.

Convertible Loan Note Instruments

As discussed in Note 10 - Related Party Transactions, during January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.5 million (£0.4 million) to the CEO of Corvus.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $1.3 million (£1.1 million) to non-related third parties.

During March 2023, the Company issued promissory convertible notes payable with an aggregate principal amount of $0.8 million to a non-related third party. The note matures and is payable in full 18 months from the date of the note. The note carries 20% interest and is payable every six months from the date of the note until the maturity date. The note is subject to conversion into shares of the Company’s common stock prior to the consummation of the Business Combination, which shares will then convert into MURF common stock. The Company notes that this issuance was outside of the terms of the 2022 Convertible Loan Note Instrument.

Vela Option Agreement

On April 2023, the Company entered into an agreement with Vela which granted Vela the right, but not the obligation, to sell its 8% royalty interest in the Covid Asset back to the Company. Vela paid a one-time, non-refundable option fee to the Company of $0.5 million (£0.4 million). Total consideration payable to Vela upon exercise is $4.8 million (£4.0 million) through the issuance of shares of the Company, following the consummation of the Merger at a price per share equal to the volume-weighted average price per share over the ten (10) business days prior to the date of the notice of the exercise of the Option. The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration of the term.

Murphy Canyon Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than noted below.

On July 6, 2023 and August 7, 2023 the Company deposited into the Trust Account $77,800 and $78,393, respectively, to extend the period of time to consummate a business combination each month.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Murphy Canyon Acquisition Corp.

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Murphy Canyon Acquisition Corp. (the “Company”) as of December 31, 2022 and 2021, the related statements of operations, stockholders’ equity (deficit) and cash flows for the year ended December 31, 2022 and for the period from October 19, 2021 (inception) through December 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the year ended December 31, 2022 and for the period from October 19, 2021 (inception) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Explanatory Paragraph - Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As more fully described in Note 1 to the financial statements, the Company’s business plan is dependent on the completion of a business combination which is less than one year form the date of the issuance of the financial statements. Additionally, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 1. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Marcum LLP

Marcum llp

We have served as the Company’s auditor since 2021.

New York, NY
March 28, 2023

MURPHY CANYON ACQUISITION CORP.

BALANCE SHEETS

	December 31, 2022	December 31, 2021

ASSETS
Current assets:
Cash	$345,777	$48,555
Prepaid expenses	300,862	55,608
Total current assets	646,639	104,163
Investments held in Trust Account	136,871,183	-
Deferred offering costs	-	108,962
Total Assets	$137,517,822	$213,125

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accrued expenses	$43,113	$15,449
Income taxes payable	374,862	-
Note payable - Sponsor	-	177,057
Total current liabilities	417,975	192,506
Deferred commission payable	4,628,750	-
Total Liabilities	5,046,725	192,506

Commitments and Contingencies (Note 6)	-

Common stock subject to possible redemption at redemption value (13,225,000 shares at $10.34 per share)	136,771,183	-

Stockholders’ Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	-	-
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 754,000 (excluding 13,225,000 subject to possible redemption) and none issued and outstanding at December 31, 2022 and December 31, 2021, respectively	75	-
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 3,306,250 shares issued and outstanding	331	331
Additional paid-in capital	-	24,669
Accumulated deficit	(4,300,492)	(4,381)
Total Stockholders’ Equity (Deficit)	(4,300,086)	20,619
Total Liabilities and Stockholders’ Equity (Deficit)	$137,517,822	$213,125

The accompanying notes are an integral part of these financial statements.

MURPHY CANYON ACQUISITION CORP.

STATEMENTS OF OPERATIONS

	For the Year December 31, 2022	FOR THE PERIOD FROM OCTOBER 19, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
General and administrative expenses	$1,092,682	$4,381
Administration fee - related party	110,000	-
Total expenses	1,202,682	4,381

Other Income
Interest income - Investments held in Trust Account	1,976,183	-
Total other income	1,976,183	-
Net income (loss) before income taxes	773,501	(4,381)
Income tax expense	(374,862)	-
Net income (loss)	$398,639	$(4,381)
Class A common stock - weighted average shares outstanding, basic and diluted	12,558,058	-
Class A common stock - Basic and diluted net income (loss) per share	$0.03	$-
Class B common stock - weighted average shares outstanding, basic and diluted	3,306,250	2,875,000	(1)(2)
Class B common stock - Basic and diluted net income (loss) per share	$0.03	$(0.00)

(1)	Excludes an aggregate of up to 431,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
(2)	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).

The accompanying notes are an integral part of these financial statements.

MURPHY CANYON ACQUISITION CORP.

STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT)

FOR THE YEAR ENDED DECEMBER 31, 2022 AND FOR THE PERIOD FROM OCTOBER 19, 2021 (INCEPTION) TO DECEMBER 31, 2021

	Class A		Class B		Additional Paid-in	Accumulated	Total Stockholders’ Equity
	Shares	Amount	Shares	Amount	Capital	Deficit	(Deficit)
Balance, October 19, 2021 (inception)

Issuance of Class B common stock to Sponsor(1) (2)			3,306,250	331	24,669	-	25,000
Net loss			-	-	-	(4,381)	(4,381
Balance, December 31, 2022	-	$-	3,306,250	$331	$24,669	$(4,381)	$20,619
Proceeds allocated to Public Warrants, net of offering costs	-	-	-	-	21,917,543	-	21,917,543
Sale of Private Placement Units, net of offering costs	754,000	75	-	-	7,520,275	-	7,520,350
Remeasurement of Class A common stock subject to possible redemption upon IPO	-	-	-	-	(29,462,487)	(2,818,567)	(32,281,054)
Remeasurement of Class A shares to redemption value						(1,876,183)	(1,876,183)
Net income	-	-	-	-	-	398,639	398,639
Balance, December 31, 2022	754,000	$75	3,306,250	$331	$-	$(4,300,492)	$(4,300,086)

(1)	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
(2)	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).

The accompanying notes are an integral part of these financial statements.

MURPHY CANYON ACQUISITION CORP.

STATEMENTS OF CASH FLOWS

	For the Year Ended December 31, 2022	FOR THE PERIOD FROM OCTOBER 19, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021

Cash flows from operating activities:
Net income (loss)	$398,639	$(4,381)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Formation costs paid by note payable - Sponsor		3,994
Interest earned on investments held in Trust Account	(1,976,183)	-
Changes in operating assets and liabilities:
Deferred offering costs	108,962	-
Prepaid expenses	(245,254)	(5,608)
Accrued expenses	27,664	-
Accrued income taxes payable	374,862	-
Net cash used in operating activities	(1,311,310)	(5,995)
Cash flows from investing activities:
Cash deposited into Trust Account	(134,895,000)	-
Net cash used in investing activities	(134,895,000)	-
Cash flows from financing activities:
Deferred offering costs	-	(45,450)
Proceeds from note payable - Sponsor	-	75,000
Proceeds from issuance of Class B common stock to Sponsor	-	25,000
Sale of units in public offering	132,250,000	-
Sale of private placement units	7,540,000	-
Payment of offering costs	(3,109,411)	-
Repayment of note payable - Sponsor	(177,057)	-
Net cash provided by financing activities	136,503,532	54,550
Net change in cash	297,222	48,555
Cash at beginning of period	48,555	-
Cash at end of period	$345,777	$48,555

Non-cash financing activities:
Deferred offering costs included in accrued offering costs	$-	$15,449
Prepaid expenses paid by note payable - Sponsor	$-	$50,000
Deferred offering costs paid by note payable - Sponsor	$-	$47,875
Deferred commission payable	$4,628,750	$-
Class A shares subject to redemption	$136,771,183	$-

The accompanying notes are an integral part of these financial statements.

MURPHY CANYON ACQUISITION CORP.

FOR THE YEAR ENDED DECEMBER 31, 2022 AND FOR THE PERIOD FROM OCTOBER 19, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021

Notes to financial statements

NOTE 10 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Initially, the Company was required to complete an initial business combination transaction by 12 months from the consummation of initial public offering or up to 18 months if the Company extended the period of time to consummate a business combination in accordance with the Company’s Certificate of Incorporation. On January 26, 2023, at a special meeting of the Company’s stockholders (the “Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s certificate of incorporation to allow the Company to extend, at the Company’s election, the date by which the Company has to consummate a business combination up to 12 times, each such extension for an additional one month period, from February 7, 2023, to February 7, 2024. The Company’s stockholders also approved a related proposal to amend the trust agreement allowing the Company to deposit into the Trust Account, for each one-month extension, one-third of 1% of the funds remaining in the Trust Account following the redemptions made in connection with the approval of the extension proposal at the Special Meeting. At the Special Meeting the Company’s stockholders also approved a proposal to amend the Company’s certificate of incorporation to expand the methods that the Company may employ to not become subject to the “penny stock” rules of the SEC.

In connection with such proposals, the Company’s public stockholders had the right to redeem their shares for cash equal to their pro rata share of the aggregate amount on deposit in the Trust Account as of two days prior to such stockholder vote. The Company’s public stockholders holding 11,037,272 shares of Class A common stock (out of a total of 13,979,000 shares of Class A common stock) exercised their right to redeem such shares at a redemption price of approximately $10.33 per share. Approximately $114 million in cash was removed from the Trust Account to pay such stockholders and, accordingly, after giving effect to such redemptions, the balance in the Trust Account was approximately $23 million.

As a result of the approval of such proposals, the Company agreed to deposit into the Trust Account one-third of 1% of the funds then on deposit in the Trust Account for each month of the extension period, resulting in a monthly contribution of approximately $0.035 per share that was not redeemed in connection with the Special Meeting, or an aggregate of approximately $77,000 per month, and an aggregate of $924,000 if the date the Company has to consummate a business combination is extended 12 times, each assuming no interest is earned on the funds in the Trust Account.

On March 7, 2023, the Company entered into a $1.5 million promissory note with the Company’s Sponsor to fund the Trust Account and for the Company’s operating expenses. On March 7, 2023 the Company’s Sponsor advanced $300,000 and will provide additional funds as necessary under the promissory note. These loans are non-interest bearing, unsecured and will be repayable in full upon the earlier of (i) the date on which the Company consummates an initial business combination and (ii) the date that the Company’s winding up is effective.